Equity	3 Months Ended
Mar. 31, 2024
Stockholders' Equity Note [Abstract]
Equity
Note 11. Equity
a. Stock-based compensation plans
Stock-based compensation expenses for equity-classified stock options, restricted share units (“RSUs”) and performance-based restricted share units (”PSUs”) were allocated as follows:

	Three Months Ended March 31,
	2024	2023
	(U.S. $ in thousands)
Cost of revenues	$952	$932
Research and development, net	2,131	2,089
Selling, general and administrative	5,566	5,220
Total stock-based compensation expenses	$8,649	$8,241
A summary of the Company’s stock option activity for the three months ended March 31, 2024 is as follows:

	Number of Options	Weighted Average Exercise Price
Options outstanding as of January 1, 2024	1,360,652	$20.67
Granted	—	—
Exercised	(11,393)	13.09
Forfeited	(51,826)	21.87
Options outstanding as of March 31, 2024	1,297,433	20.69
Options exercisable as of March 31, 2024	965,417	$22.25
As of March 31, 2024, the unrecognized compensation cost of $0.3 million related to all unvested, equity-classified stock options is expected to be recognized as an expense over a weighted-average period of 1.76 years.
A summary of the Company’s RSUs and PSUs activity for the three months ended March 31, 2024 is as follows:

	Number of RSUs and PSUs	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2024	3,842,232	$17.95
Granted	1,819,251	11.84
Vested	(772,939)	19.63
Forfeited	(25,181)	18.42
Unvested as of March 31, 2024	4,863,363	$15.40
The fair value of RSUs and PSUs is determined based on the quoted price of the Company’s ordinary shares on the date of the grant.
As of March 31, 2024, the unrecognized compensation cost of $65.5 million related to all unvested, equity-classified RSUs and PSUs is expected to be recognized as expense over a weighted-average period of 2.96 years.
b. Accumulated other comprehensive loss
The following tables present the changes in the components of accumulated other comprehensive income (loss), net of taxes, for the three months ended March 31, 2024 and 2023, respectively:

	Three Months Ended March 31, 2024
	Net unrealized gain (loss) on cash flow hedges	Foreign currency translation adjustments	Total
	U.S. $ in thousands

Balance as of January 1, 2024	$1,790	$(8,869)	$(7,079)
Other comprehensive income (loss) before reclassifications	1,493	(2,186)	(693)
Amounts reclassified from accumulated other comprehensive loss	(811)	—	(811)
Other comprehensive income (loss)	682	(2,186)	(1,504)
Balance as of March 31, 2024	$2,472	$(11,055)	$(8,583)

	Three Months Ended March 31, 2023
	Net unrealized gain (loss) on cash flow hedges	Foreign currency translation adjustments	Total
	U.S. $ in thousands

Balance as of January 1, 2023	$(299)	$(12,519)	$(12,818)
Other comprehensive income (loss) before reclassifications	(1,828)	1,255	(573)
Amounts reclassified from accumulated other comprehensive loss	(417)	—	(417)
Other comprehensive income (loss)	(2,245)	1,255	(990)
Balance as of March 31, 2023	$(2,544)	$(11,264)	$(13,808)